Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 59,237	$ 96,417
Restricted cash	1,000	870
Pool receivable from affiliates, net (note 12b)	14,073	62,735
Accounts receivable	25,245	28,313
Vessel held for sale (note 13)	13,151	0
Due from affiliates (note 12b)	52,501	67,159
Current portion of derivative assets (note 8)	1,554	0
Prepaid expenses	20,053	24,320
Total current assets	186,814	279,814
Vessels and equipment, at cost, less accumulated depreciation of $449.6 million (2015 - $391.0 million)	1,664,859	1,767,925
Investment in and advances to equity accounted investments (note 5)	78,771	86,808
Derivative assets (note 8)	717	5,164
Intangible assets - net (note 17)	18,491	29,619
Goodwill (note 17)	8,059	0
Other non-current assets	73	146
Total assets	1,957,784	2,169,476
Current
Accounts payable	9,858	16,717
Accrued liabilities	26,259	62,029
Current portion of long-term debt (note 7)	155,690	174,047
Current portion of derivative liabilities (note 8)	1,861	6,330
Current portion of in-process revenue contracts (notes 6 and 16)	0	1,223
Deferred revenue	1,955	2,676
Due to affiliates (note 12b)	26,470	26,630
Total current liabilities	222,093	289,652
Long-term debt (note 7)	810,961	990,558
Derivative liabilities (note 8)	2,763	4,208
Other long-term liabilities (note 9)	11,293	7,597
Total liabilities	1,047,110	1,292,015
Commitments and contingencies (notes 5, 7 and 8)
Equity
Common stock and additional paid-in capital (300.0 million shares authorized, 133.1 million Class A and 23.2 million Class B shares issued and outstanding as of September 30, 2016 and 132.8 million Class A and 23.2 million Class B shares issued and outstanding as of December 31, 2015)	1,095,511	1,094,874
Accumulated deficit	(184,837)	(217,413)
Total equity	910,674	877,461
Total liabilities and equity	$ 1,957,784	$ 2,169,476